Business Combination - Acquisition of Wuhan Miracle - Summary of Estimated Aggregate Fair values of Assets Acquired and Liabilities (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jul. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Business combination
Goodwill		¥ 540,693	$ 76,155	¥ 540,693	¥ 540,693
Wuhan Miracle
Business combination
Cash and cash equivalents	¥ 86,467
Short-term investment and term deposits	50,000
Trade receivables	25,244
Inventories, net	99,681
Other current assets	6,401
Property and equipment, net	104,878
Other non-current assets	8,278
Contract liabilities	(32,006)
Accrued liabilities and other liabilities	(38,245)
Deferred tax liabilities	(28,872)
Goodwill	540,009
Non-controlling interests	(76,905)
Total consideration	¥ 858,930
Useful life of intangible assets	20 years
Wuhan Miracle | Developed technology
Business combination
Intangible assets	¥ 70,000
Useful life of intangible assets	10 years
Wuhan Miracle | Supplier relationship
Business combination
Intangible assets	¥ 17,000
Useful life of intangible assets	3 years
Wuhan Miracle | In-process research and development intangible assets
Business combination
Intangible assets	¥ 27,000
Useful life of intangible assets	10 years